Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

December 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Financials – 23.8%
Banks – 18.0%
ABN AMRO Bank NV(a)	8,146,330	$112,810,015
Banco Bilbao Vizcaya Argentaria SA	22,645,970	136,402,682
BNP Paribas SA	2,401,460	136,737,048
China Merchants Bank Co., Ltd. - Class H	10,560,000	58,437,479
Erste Group Bank AG	2,238,009	71,605,558
Hana Financial Group, Inc.	3,616,230	120,417,243
KB Financial Group, Inc.	2,400,010	91,950,676
KB Financial Group, Inc. (ADR)	535,720	20,710,935
Mitsubishi UFJ Financial Group, Inc.	23,163,100	155,503,460
NatWest Group PLC	55,827,700	178,047,359
Oversea-Chinese Banking Corp., Ltd.	3,932,000	35,765,603
Sumitomo Mitsui Financial Group, Inc.	3,900,700	156,934,559

		1,275,322,617

Consumer Finance – 0.0%
Isracard Ltd.	1	3

Diversified Financial Services – 1.0%
ORIX Corp.	4,762,200	76,226,880

Insurance – 4.8%
BB Seguridade Participacoes SA	13,635,100	86,810,808
NN Group NV	2,041,730	83,490,795
Ping An Insurance Group Co. of China Ltd. - Class H	25,696,500	168,819,307

		339,120,910

		1,690,670,410

Consumer Discretionary – 16.0%
Auto Components – 0.7%
Sumitomo Electric Industries Ltd.	4,324,000	48,854,483

Automobiles – 3.9%
Honda Motor Co., Ltd.	2,319,900	52,914,617
Kia Corp.(b)	1,925,460	90,593,821
Stellantis NV (Paris)	7,211,417	102,455,537
Suzuki Motor Corp.	1,042,400	33,385,284

		279,349,259

Hotels, Restaurants & Leisure – 1.3%
Compass Group PLC	4,059,640	93,745,290

Internet & Direct Marketing Retail – 3.9%
Alibaba Group Holding Ltd.(b)	11,150,920	122,358,030
Pinduoduo, Inc. (ADR)(b)	1,902,850	155,177,417

		277,535,447

Leisure Products – 1.2%
Bandai Namco Holdings, Inc.	1,318,400	82,636,538

Textiles, Apparel & Luxury Goods – 5.0%
Burberry Group PLC	3,632,220	88,307,072
Li Ning Co., Ltd.	3,900,500	33,540,389

Company	Shares	U.S. $ Value

LVMH Moet Hennessy Louis Vuitton SE	318,290	$231,617,199

		353,464,660

		1,135,585,677

Industrials – 13.4%
Aerospace & Defense – 1.2%
BAE Systems PLC	7,897,810	81,571,754

Electrical Equipment – 3.4%
Fuji Electric Co., Ltd.	1,576,700	59,503,487
NARI Technology Co., Ltd. - Class A	15,659,242	54,725,723
Nexans SA	478,730	43,329,471
Prysmian SpA	2,174,020	80,776,805

		238,335,486

Industrial Conglomerates – 1.6%
Smiths Group PLC	5,970,810	114,592,215

Machinery – 3.4%
IHI Corp.	2,712,800	78,585,399
Kawasaki Heavy Industries Ltd.	2,436,500	56,554,921
Toyota Industries Corp.	1,907,600	103,631,614

		238,771,934

Professional Services – 2.5%
Wolters Kluwer NV	1,727,310	180,737,448

Trading Companies & Distributors – 1.3%
Mitsubishi Corp.	2,941,500	95,495,134

		949,503,971

Health Care – 10.0%
Biotechnology – 0.5%
Genmab A/S(b)	79,050	33,421,928

Health Care Equipment & Supplies – 0.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	1,408,786	63,885,264

Health Care Providers & Services – 0.4%
Sonic Healthcare Ltd.	1,444,482	29,396,690

Pharmaceuticals – 8.2%
Nippon Shinyaku Co., Ltd.	549,500	31,183,920
Novo Nordisk A/S - Class B	2,273,100	308,722,355
Roche Holding AG (Genusschein)	489,482	153,813,519
Sanofi	888,270	85,652,794

		579,372,588

		706,076,470

Information Technology – 9.9%
IT Services – 0.9%
Tata Consultancy Services Ltd.	1,689,254	66,390,628

Semiconductors & Semiconductor Equipment – 6.7%
Novatek Microelectronics Corp.	5,764,000	58,923,766
Realtek Semiconductor Corp.	2,761,000	25,108,517
SCREEN Holdings Co., Ltd.	445,000	28,376,469
SK Hynix, Inc.	1,161,520	69,300,927

Company	Shares	U.S. $ Value

Taiwan Semiconductor Manufacturing Co., Ltd.	12,159,000	$176,590,737
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	288,510	21,491,110
United Microelectronics Corp.	69,814,000	91,727,553

		471,519,079

Software – 2.3%
Dassault Systemes SE	4,529,830	162,891,108

		700,800,815

Consumer Staples – 7.2%
Food & Staples Retailing – 3.3%
Jeronimo Martins SGPS SA	7,592,070	164,258,053
Loblaw Cos., Ltd.	788,170	69,689,596

		233,947,649

Food Products – 0.4%
Minerva SA/Brazil	12,953,300	31,789,895

Personal Products – 0.5%
Proya Cosmetics Co., Ltd. - Class A	1,440,003	34,657,612

Tobacco – 3.0%
British American Tobacco PLC	3,752,750	148,451,872
ITC Ltd.	15,631,817	62,466,457

		210,918,329

		511,313,485

Energy – 6.7%
Oil, Gas & Consumable Fuels – 6.7%
China Shenhua Energy Co., Ltd. - Class H	21,389,500	61,616,262
Repsol SA	7,927,420	126,180,859
Shell PLC	7,014,590	197,747,023
TotalEnergies SE	1,176,340	73,842,550
Woodside Energy Group Ltd.	719,710	17,430,079

		476,816,773

Materials – 5.9%
Chemicals – 3.6%
Incitec Pivot Ltd.	37,335,368	95,041,724
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	1,049,450	83,788,088
Tosoh Corp.	6,481,400	77,074,459

		255,904,271

Metals & Mining – 2.3%
ArcelorMittal SA	1,618,420	42,697,377
First Quantum Minerals Ltd.	2,679,310	55,980,561
South32 Ltd.	22,254,770	61,014,307

		159,692,245

		415,596,516

Real Estate – 2.9%
Real Estate Management & Development – 2.9%
China Resources Land Ltd.	9,624,000	43,783,121
Daito Trust Construction Co., Ltd.	1,050,500	107,553,117

Company	Shares	U.S. $ Value

Emaar Properties PJSC	35,761,360	$56,893,796

		208,230,034

Communication Services – 2.1%
Diversified Telecommunication Services – 0.6%
KT Corp.	1,688,110	45,182,719

Entertainment – 0.9%
Konami Group Corp.	1,346,100	61,062,819

Interactive Media & Services – 0.6%
Auto Trader Group PLC(a)	7,165,992	44,625,134

		150,870,672

Utilities – 1.7%
Electric Utilities – 0.9%
Centrais Eletricas Brasileiras SA	7,764,200	61,715,169

Independent Power and Renewable Electricity Producers – 0.8%
Capital Power Corp.	1,765,150	60,398,375

		122,113,544

Total Common Stocks (cost $6,843,037,983)		7,067,578,367

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(c) (d) (e) (cost $9,162,619)	9,162,619	9,162,619

Total Investments – 99.8% (cost $6,852,200,602)(f)		7,076,740,986
Other assets less liabilities – 0.2%		17,180,637

Net Assets – 100.0%		$7,093,921,623

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	524,525	USD	100,528	01/04/2023	$1,181,451
Bank of America, NA	USD	73,772	BRL	391,760	01/04/2023	428,764
Bank of America, NA	USD	25,351	BRL	132,765	01/04/2023	(205,269)
Bank of America, NA	CAD	39,575	USD	29,088	01/19/2023	(142,473)
Bank of America, NA	USD	31,269	CLP	26,908,776	01/19/2023	411,234
Bank of America, NA	KRW	284,162,000	USD	198,819	01/30/2023	(26,927,249)
Bank of America, NA	USD	14,729	KRW	19,131,888	01/30/2023	469,719
Bank of America, NA	CNH	442,404	USD	63,949	02/16/2023	(186,696)
Bank of America, NA	EUR	10,807	USD	11,562	02/27/2023	(48,811)
Bank of America, NA	USD	286,058	CHF	264,755	03/01/2023	2,015,209
Barclays Bank PLC	GBP	6,959	USD	8,348	01/18/2023	(68,009)
Barclays Bank PLC	USD	9,073	GBP	7,364	01/18/2023	(167,073)
Barclays Bank PLC	KRW	35,505,049	USD	25,015	01/30/2023	(3,191,195)
Barclays Bank PLC	USD	29,195	KRW	39,503,825	01/30/2023	2,188,380
Barclays Bank PLC	USD	17,085	NOK	166,068	02/03/2023	(113,700)
Barclays Bank PLC	USD	152,093	SEK	1,589,945	02/03/2023	531,973

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	JPY	39,629,241	USD	288,850	02/09/2023	$(14,500,064)
Barclays Bank PLC	USD	23,090	JPY	3,122,354	02/09/2023	810,459
Barclays Bank PLC	CNH	113,259	USD	16,157	02/16/2023	(262,405)
Barclays Bank PLC	EUR	28,483	USD	30,376	02/27/2023	(225,334)
Barclays Bank PLC	USD	12,865	EUR	12,073	02/27/2023	105,335
BNP Paribas SA	AUD	10,783	USD	6,808	01/19/2023	(538,361)
BNP Paribas SA	USD	37,977	IDR	592,290,000	01/26/2023	185,339
BNP Paribas SA	CNH	251,414	USD	34,798	02/16/2023	(1,649,796)
BNP Paribas SA	USD	68,355	CNH	495,111	02/16/2023	3,421,576
Citibank, NA	AUD	14,601	USD	9,218	01/19/2023	(729,320)
Citibank, NA	USD	23,219	AUD	33,982	01/19/2023	(68,138)
Citibank, NA	USD	47,243	MXN	924,524	01/19/2023	74,287
Citibank, NA	USD	11,771	NOK	114,458	02/03/2023	(73,809)
Citibank, NA	CNH	414,694	USD	57,966	02/16/2023	(2,152,133)
Citibank, NA	USD	20,212	CNH	146,997	02/16/2023	1,098,298
Citibank, NA	USD	22,161	SGD	29,874	03/02/2023	162,532
Deutsche Bank AG	USD	8,881	NOK	88,507	02/03/2023	164,029
Goldman Sachs Bank USA	KRW	20,144,225	USD	15,292	01/30/2023	(711,427)
Goldman Sachs Bank USA	USD	56,920	CNH	407,250	02/16/2023	2,118,927
HSBC Bank USA	GBP	8,112	USD	9,973	01/18/2023	162,735
HSBC Bank USA	USD	34,093	GBP	28,082	01/18/2023	(131,360)
HSBC Bank USA	USD	90,095	AUD	141,830	01/19/2023	6,529,095
HSBC Bank USA	USD	34,678	AUD	50,625	01/19/2023	(189,238)
HSBC Bank USA	USD	11,550	CAD	15,381	01/19/2023	(189,559)
HSBC Bank USA	USD	29,937	ILS	104,429	01/19/2023	(212,097)
HSBC Bank USA	USD	38,304	THB	1,418,777	01/19/2023	2,719,715
HSBC Bank USA	KRW	44,357,246	USD	34,101	01/30/2023	(1,137,270)
HSBC Bank USA	USD	43,529	KRW	56,383,598	01/30/2023	1,264,164
HSBC Bank USA	USD	10,525	NOK	104,908	02/03/2023	196,040
HSBC Bank USA	JPY	3,207,042	USD	24,312	02/09/2023	(236,876)
HSBC Bank USA	CNH	645,476	USD	92,054	02/16/2023	(1,520,204)
HSBC Bank USA	USD	34,025	CNH	236,408	02/16/2023	246,605
HSBC Bank USA	USD	71,961	ZAR	1,277,342	02/16/2023	2,937,640
HSBC Bank USA	EUR	49,809	USD	53,204	02/27/2023	(308,752)
HSBC Bank USA	USD	4,240	SGD	5,704	03/02/2023	21,973
HSBC Bank USA	USD	165,157	INR	13,732,294	03/16/2023	50,221
JPMorgan Chase Bank,NA	GBP	8,676	USD	10,669	01/18/2023	176,342
JPMorgan Chase Bank, NA	USD	13,699	NOK	136,822	02/03/2023	283,643
JPMorgan Chase Bank, NA	EUR	474,724	USD	501,541	02/27/2023	(8,481,727)
JPMorgan Chase Bank, NA	SGD	19,752	USD	14,661	03/02/2023	(98,610)
JPMorgan Chase Bank, NA	USD	10,446	SGD	14,048	03/02/2023	51,809
Morgan Stanley Capital Services, Inc.	BRL	254,678	USD	48,810	01/04/2023	573,642
Morgan Stanley Capital Services, Inc.	BRL	779,203	USD	143,642	01/04/2023	(3,940,833)
Morgan Stanley Capital Services, Inc.	USD	197,729	BRL	1,033,881	01/04/2023	(1,908,610)
Morgan Stanley Capital Services, Inc.	USD	6,134	AUD	9,184	01/19/2023	122,977
Morgan Stanley Capital Services, Inc.	USD	6,173	AUD	8,977	01/19/2023	(57,557)
Morgan Stanley Capital Services, Inc.	USD	18,998	CAD	25,442	01/19/2023	(206,680)
Morgan Stanley Capital Services, Inc.	BRL	254,678	USD	48,126	02/02/2023	151,602
Morgan Stanley Capital Services, Inc.	USD	2,832	NOK	27,546	02/03/2023	(16,769)
Morgan Stanley Capital Services, Inc.	JPY	2,726,936	USD	20,205	02/09/2023	(668,708)
Morgan Stanley Capital Services, Inc.	EUR	34,419	USD	36,713	02/27/2023	(265,330)
Morgan Stanley Capital Services, Inc.	USD	29,347	MYR	128,127	03/16/2023	40,246
Standard Chartered Bank	NOK	274,118	USD	27,608	02/03/2023	(405,217)
Standard Chartered Bank	USD	11,108	NOK	108,050	02/03/2023	(66,165)
Standard Chartered Bank	CNH	196,002	USD	27,158	02/16/2023	(1,256,748)
Standard Chartered Bank	TWD	3,541,169	USD	117,839	03/16/2023	1,756,900
Standard Chartered Bank	USD	13,414	TWD	407,102	03/16/2023	(68,958)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	GBP	5,206	USD	6,247	01/18/2023	$(48,474)
State Street Bank & Trust Co.	CNH	205,712	USD	28,957	02/16/2023	(864,815)
UBS AG	GBP	219,070	USD	258,394	01/18/2023	(6,547,763)
UBS AG	USD	44,259	GBP	36,149	01/18/2023	(540,569)
UBS AG	CLP	86,921,718	USD	96,430	01/19/2023	(5,903,766)
UBS AG	USD	348,863	CAD	477,891	01/19/2023	4,111,635
UBS AG	USD	16,976	NZD	27,640	02/02/2023	579,304

						$(49,890,117)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $157,435,149 or 2.2% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $720,690,931 and gross unrealized depreciation of investments was $(546,040,664), resulting in net unrealized appreciation of $174,650,267.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

December 31, 2022 (unaudited)

18.5%	Japan
13.4%	United Kingdom
11.3%	China
10.4%	France
6.2%	South Korea
5.3%	Netherlands
5.3%	Taiwan
4.8%	Denmark
3.7%	Spain
2.9%	Australia
2.6%	Brazil
2.3%	Portugal
2.2%	Switzerland
11.0%	Other
0.1%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.8% or less in the following: Austria, Canada, Chile, India, Israel, Italy, Luxembourg, Singapore, United Arab Emirates, United States and Zambia.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$20,710,935	$1,669,959,475		$—	$1,690,670,410
Consumer Discretionary	155,177,417	980,408,260		—	1,135,585,677
Industrials	—	949,503,971		—	949,503,971
Health Care	—	706,076,470		—	706,076,470
Information Technology	21,491,110	679,309,705		—	700,800,815
Consumer Staples	69,689,596	441,623,889		—	511,313,485
Energy	—	476,816,773		—	476,816,773
Materials	139,768,649	275,827,867		—	415,596,516
Real Estate	—	208,230,034		—	208,230,034
Communication Services	—	150,870,672		—	150,870,672
Utilities	60,398,375	61,715,169		—	122,113,544
Short-Term Investments	9,162,619	—		—	9,162,619

Total Investments in Securities	476,398,701	6,600,342,285	(a)	—	7,076,740,986
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	37,343,800		—	37,343,800
Liabilities:
Forward Currency Exchange Contracts	—	(87,233,917)		—	(87,233,917)

Total	$476,398,701	$6,550,452,168		$—	$7,026,850,869

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$74,286	$370,799	$435,922	$9,163	$327